Note 3 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments (Details) - Major Components of Property, Plants, Equipment and Mineral Interests (USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost		$ 1,433,195	$ 1,313,414
Less accumulated depreciation, depletion and amortization		436,536	390,202
Net carrying value	1,742,696	996,659	923,212
Mining Properties, Including Asset Retirement Obligations [Member]
Property, Plant and Equipment [Line Items]
Cost		294,573	286,873
Mine Development [Member]
Property, Plant and Equipment [Line Items]
Cost		151,504	123,772
Plants And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		419,377	383,045
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		15,788	11,188
Mineral Interests [Member]
Property, Plant and Equipment [Line Items]
Cost		375,028	383,491
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 176,925	$ 125,045